Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

11.Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are five years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 4.4% to 6.2%, the Company’s incremental borrowing rate, over the expected term. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)The components of lease expenses were as follows:

	Year ended	Year ended
	December 31, 2020	December 31, 2021
	US$	US$
Lease cost:
Amortization of right-of-use assets	1,428,048	900,575
Interest of lease liabilities	83,559	158,423
Expenses for short-term lease within 12 months	243,971	344,151
Total lease cost	1,755,578	1,403,149

(b)Supplemental cash flow information related to leases was as follows:

	Year ended	Year ended
	December 31, 2020	December 31, 2021
	US$	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	1,851,577	909,887
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	2,756,170	1,541,091
Termination of operating lease right-of-use assets and operating lease liabilities	—	2,001,317

(c)Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2020	2021
	US$	US$
Operating Leases
Operating lease right-of-use assets	2,434,221	1,203,219
Operating lease liability, current	(411,557)	(402,462)
Operating lease liabilities, non-current	(1,938,885)	(771,090)
Total operating lease liabilities	(2,350,442)	(1,173,552)

	December 31,	December 31,
	2020	2021
Weighted-average remaining lease term
Operating leases	4.43 years	3.70 years
Weighted-average discount rate
Operating leases	4.8%	4.8%

(d)Maturities of lease liabilities were as follows:

December 31,
2021
US$
2022	458,634
2023	266,380
2024	273,919
2025	281,458
Total undiscounted lease payments	1,280,391
Less: imputed interest	(106,839)
Total lease liabilities	1,173,552